EQUITY METHOD INVESTMENTS	12 Months Ended
Mar. 31, 2015
EQUITY METHOD INVESTMENTS.
EQUITY METHOD INVESTMENTS

(5)EQUITY  METHOD  INVESTMENTS

In August 2014, ATA Online made a 45% equity interest investment to establish Beijing Zhishang Education Technology Ltd. (“Zhishang”), an online professional training provider based in the PRC, by paying cash of RMB 13,500,000. The other shareholder of Zhishang is New Oriental Education & Technology Group. ATA online accounted for the investment under the equity method. As of March 31, 2015, the carrying value of the investment was RMB 12,396,725. ATA online recognized its share of loss from this equity investment of RMB 1,103,275 for the year ended March 31, 2015.

In December 2014, ATA Online made a 33% equity interest investment in Master Mind Education Company (“Master Mind”), a digital service provider for K-12 after-school tutoring institute based in the PRC, by paying cash of RMB 18,453,864 in December 2014, and RMB 12,302,000 in June 2015. Pursuant to the investment agreement, should Master Mind’s net revenue in the year ending March 31, 2017 is less than or equal to RMB 157,000,000, 236,000,000 or 315,000,000, the Company’s equity interest in Master Mind will increase by 18%, 12% and 6% respectively without consideration by way of other shareholders’ contribution to the Company ratably. The Company accounted for its 33% equity interest in Master Mind under the equity method, and based on its assessment of Master Mind’s future financial performance, has determined that it is not likely that the Company will receive additional equity interest in Master Mind under the agreement with the other shareholders. As of March 31, 2015, the carrying value of the investment was RMB 17,543,789. The Company recognized its share of loss from this equity investment of RMB 882,809 for the year ended March 31, 2015.

In January 2015, ATA Online made a 20% equity interest investment in Beijing Satech Internet Educational Technology Ltd. (“Satech”), an online SAT learning platform provider based in the PRC, by paying cash of RMB 6,000,000. Pursuant to the investment agreement with Satech, should Satech’s net revenue in the year ending March 31, 2017 is less than or equal to RMB 55,000,000, the Company’s equity interest in Satech will increase by 31% without consideration by the way of other shareholders’ contribution to the Company ratably.  The Company accounted for its 20% equity interest in Satech under the equity method, and based on its assessment of Satech’s future financial performance, has determined that it is not likely that the Company will receive additional equity interest in Satech under the agreement with the other shareholders. As of March 31, 2015, the carrying value of the investment was RMB 5,789,334. The Company recognized its share of loss from this equity investment of RMB 210,666 for the year ended March 31, 2015.